EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 17, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2018 as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the AXA Global Equity Managed Volatility Portfolio (the “Portfolio”):

AXA Global Equity Managed Volatility Portfolio

Effective immediately, Munib Madni and Gaite Ali no longer serve as members of the team that are responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio.

References to Munib Madni and Gaite Ali contained in the sections of the Prospectus entitled “AXA Global Equity Managed Volatility Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Morgan Stanley Investment Management, Inc. (“MSIM Inc.”)” and “Management of the Trust – The Sub-Advisers – Morgan Stanley Investment Management, Inc.” are hereby deleted in their entirety.

Effective immediately, the table in the section of the Prospectus entitled “AXA Global Equity Managed Volatility Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Morgan Stanley Investment Management, Inc. (“MSIM Inc.”)” is amended to include the following:

Name	Title	Date Began Managing the Portfolio
May Yu	Managing Director of MSIM Inc.	July 2018
Amay Hattangadi	Managing Director of Morgan Stanley Investment Management Company, an affiliate of MSIM Inc.	July 2018

Effective immediately, in the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Morgan Stanley Investment Management, Inc. (“MSIM”)” is amended to include the following information:

May Yu, a Managing Director of MSIM, has been associated with MSIM in an investment management capacity since June 2013. From August 2012 to June 2013, she was associated with MSIM Company in an investment management capacity.

Amay Hattangadi, a Managing Director of MSIM Company, has been associated with MSIM Company or its affiliates in an investment management capacity since 1997.

Effective immediately, references to Munib Madni and Gaite Ali, contained in the section of the Statement of Additional Information entitled “Appendix C – Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.

Effective immediately, the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – Morgan Stanley Investment Management, Inc. (“Morgan Stanley” or “Sub-Adviser”)” is amended to include the following information:

Morgan Stanley Investment Management, Inc. (“Morgan Stanley” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of
	December 31, 2017						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA Global Equity Managed Volatility Portfolio
May Yu	2	$0.839	2	$0.400	8	$4.7	0	$0	0	$0	1	$17.9m
Amay Hattangadi	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Ownership of Securities of the Fund as of December 31, 2017

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
AXA Global Equity Managed Volatility Portfolio
May Yu	X
Amay Hattangadi	X